Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 3,925,727	¥ 5,909,783	¥ 5,802,838
Total expense	3,984,454	4,301,441	5,369,618
Income (loss) before income tax expense (benefit)	(58,727)	1,608,342	433,220
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(83,320)	1,117,298	305,955
Total assets at end of fiscal year	367,650,018	353,824,625	331,753,283
Domestic, Japan
Foreign Activities Disclosure [Line Items]
Total revenue	2,160,509	3,348,733	1,596,794
Total expense	2,198,650	2,316,323	2,565,895
Income (loss) before income tax expense (benefit)	(38,141)	1,032,410	(969,101)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(7,380)	627,138	(1,001,477)
Total assets at end of fiscal year	246,637,054	240,603,939	207,532,337
Foreign, United States of America
Foreign Activities Disclosure [Line Items]
Total revenue	500,590	741,137	2,223,984
Total expense	666,564	713,441	1,051,164
Income (loss) before income tax expense (benefit)	(165,974)	27,696	1,172,820
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(498,205)	(231,116)	1,113,913
Total assets at end of fiscal year	54,576,602	49,478,851	60,587,867
Foreign, Europe
Foreign Activities Disclosure [Line Items]
Total revenue	67,687	356,112	89,412
Total expense	311,639	263,753	218,623
Income (loss) before income tax expense (benefit)	(243,952)	92,359	(129,211)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(344,044)	74,230	(140,372)
Total assets at end of fiscal year	22,319,350	21,126,639	19,099,410
Foreign, Asia / Oceania Excluding Japan
Foreign Activities Disclosure [Line Items]
Total revenue	975,340	1,134,233	1,326,426
Total expense	726,042	889,494	1,174,200
Income (loss) before income tax expense (benefit)	249,298	244,739	152,226
Net income (loss) attributable to Mitsubishi UFJ Financial Group	506,621	366,880	142,568
Total assets at end of fiscal year	31,909,321	31,368,443	30,845,864
Foreign, Other areas
Foreign Activities Disclosure [Line Items]
Total revenue	221,601	329,568	566,222
Total expense	81,559	118,430	359,736
Income (loss) before income tax expense (benefit)	140,042	211,138	206,486
Net income (loss) attributable to Mitsubishi UFJ Financial Group	259,688	280,166	191,323
Total assets at end of fiscal year	¥ 12,207,691	¥ 11,246,753	¥ 13,687,805